Share Capital and Reserves (Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model) (Details) - yr	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Risk-free interest rate	1.80%	1.99%
Expected option life in years	4	4
Expected stock price volatility	62.00%	65.00%
Expected dividend rate	0.00%	0.00%